Pledged assets and collateral	12 Months Ended
Mar. 31, 2018
Pledged assets and collateral

9. Pledged assets and collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2017 and 2018:

	2017	2018
	(in billions of yen)
Interest-bearing deposits in other banks	51	37
Trading account assets	6,577	5,611
Investments	8,213	6,500
Loans	7,468	5,229
Other assets	1,588	2,099

Total	23,897	19,476

The associated liabilities collateralized by the above assets at March 31, 2017 and 2018 are summarized below:

	2017	2018
	(in billions of yen)
Deposits	919	256
Payables under repurchase agreements	6,109	5,518
Payables under securities lending transactions	1,460	1,193
Other short-term borrowings	686	441
Long-term debt	4,220	3,179

Total	13,394	10,587

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. At March 31, 2017 and 2018, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥44,741 billion and ¥45,325 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,462 billion and ¥1,589 billion at March 31, 2017 and 2018, respectively.

At March 31, 2017 and 2018, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥13,395 billion and ¥13,419 billion, respectively, of which ¥12,988 billion and ¥12,655 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales.